Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.30

Infinity Loan ID	Loan Number	Loan Number 2	Borrower Last Name	Property State	Note Date	Loan Purpose	TPR QM ATR Status	Initial Overall Loan Grade	Final Overall Loan Grade	Exception Category	Exception Subcategory	Exception Code	Final Exception Status	Initial Exception Grade	Final Exception Grade	Exception	Exception Detail	Follow-up Comments (Exception Response)	Exception Conclusion Comments	Compensating Factors	Curable Status	Loan Status	Review Date	Cleared Date	Cured Date	Exception Date
XXX	2025060341		XXX	XXX	XXX	XXX	Not Covered/Exempt	2	2	Credit	Guidelines	XXX	Waived	2	W	* Loan does not conform to program guidelines (Lvl W)	Credit Report is dated XXX which is XXX days from note date. A copy of an exception approval letter is available in the loan file.			Experienced investor: XXX years of XXX. Reserves: The XXX months of available reserves are more than the guideline requirement of XXX months. FICO: XXX FICO exceeds the guideline requirement of XXX.		QC Complete	XXX			XXX
XXX	2025060298	XXX	XXX	XXX	XXX	Not Covered/Exempt	2	2	Credit	Guidelines	XXX	Waived	2	W	* Loan does not conform to program guidelines (Lvl W)	Allowing XXX as XXX owns XXX% of the entity , but is not providing a XXX. A copy of an exception approval letter is available in the loan file.	FICO: XXX FICO exceeds the guideline requirement of XXX.

Reserves: The XXX months of available reserves are more than the guideline requirement of XXX months.

DSCR: XXX DSCR exceeds the guideline requirement of XXX.

																						QC Complete	XXX			XXX
XXX	2025060297	XXX	XXX	XXX	XXX	Not Covered/Exempt	2	2	Credit	Guidelines	XXX	Waived	2	W	* Loan does not conform to program guidelines (Lvl W)	Allowing XXX as XXX owns XXX% of the entity , but is not providing a XXX. A copy of an exception approval letter is available in the loan file.	FICO: XXX FICO exceeds the guideline requirement of XXX.

DSCR: XXX DSCR exceeds the guideline requirement of XXX.

																				Reserves: The XXX months of available reserves are more than the guideline requirement of XXX months.		QC Complete	XXX			XXX
XXX	2025060296		XXX	XXX	XXX	XXX	Not Covered/Exempt	2	2	Credit	Guidelines	XXX	Waived	2	W	* Loan does not conform to program guidelines (Lvl W)	XXX member, XXX, owns XXX% of the entity but is not providing a XXX. A copy of an exception approval letter is available in the loan file.			FICO: XXX FICO exceeds the guideline requirement of XXX. Reserves: The XXX months of available reserves are more than the guideline requirement of XXX months.		QC Complete	XXX			XXX